THOR INDEX ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
151,589	Invesco QQQ Trust Series 1 ETF	$ 111,919,674
138,737	State Street SPDR S&P 500 ETF	104,951,766
		216,871,440

	TOTAL EXCHANGE-TRADED FUNDS (Cost $195,810,120)	216,871,440

	TOTAL INVESTMENTS - 99.6% (Cost $195,810,120)	$ 216,871,440
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	899,707
	NET ASSETS - 100.0%	$ 217,771,147

ETF -	Exchange-Traded Fund SPDR - Standard & Poor's Depositary Receipt